Background and Nature of Operations	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Background and Nature of Operations
Background and Nature of Operations

Note 1: Background and Nature of Operations

Clarivate Analytics Plc (“Clarivate,” “us,” “we,” “our,” or the “Company”), a public limited company organized under the laws of Jersey, Channel Islands, was incorporated  as a Jersey limited company on January 7, 2019. Pursuant to the definitive agreement entered into to effect a merger between Camelot Holdings (Jersey) Limited (“Jersey”) and Churchill  Capital Corp, a Delaware corporation, (“Churchill”) (the “Transactions”), the Company was formed for the purposes of completing the Transactions and related transitions and carrying on the business of Jersey, and its subsidiaries.

In January 2019, we entered into an Agreement and Plan of Merger (as amended by Amendment No. 1 to the Agreement and Plan of Merger, dated February 26, 2019, and Amendment No. 2 to the Agreement and Plan of Merger, dated March 29, 2019, collectively, the “Merger Agreement”) by and among Churchill,  Jersey, CCC Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Clarivate (“Delaware Merger Sub”), Camelot Merger Sub (Jersey) Limited,  a private limited company organized under the laws of Jersey, Channel Islands and wholly owned subsidiary of Clarivate (“Jersey Merger Sub”), and the Company, which, among other things, provided for (i) Jersey Merger Sub to be merged with and into Jersey with Jersey being the surviving company in the merger (the “Jersey Merger”)  and (ii) Delaware Merger Sub to be merged with and into Churchill with Churchill being the surviving corporation in the merger (the “Delaware Merger”, and together with the Jersey Merger, the “Mergers”.

On May 13, 2019, the Transactions were consummated, and Clarivate became the sole managing member of Jersey, operating and controlling all of the business and affairs of Jersey, through Jersey and its subsidiaries. Following the consummation of the Transactions on May 13, 2019, the Company’s ordinary shares and warrants began trading on the New York Stock Exchange. See Note 4—“The Transactions” for more information.

The Transactions were accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting Churchill was treated as the “acquired” company for financial  reporting purposes. This determination was primarily based on post Transactions relative voting rights, composition of the governing board, size of the two entities pre-merger, and intent of the Transactions. Accordingly, for accounting purposes, the Transactions were treated as the equivalent of the Company issuing stock for the net assets of Churchill. The net assets of Churchill,  were stated at historical  cost, with no goodwill or other intangible assets resulting from the Transactions. Reported amounts from operations included herein prior to the Transactions are those of Jersey.

Jersey and its subsidiaries was formed on August 4, 2016 as a private limited liability company organized under the laws of the Island of Jersey. Its registered office is located at 4th Floor, St Paul’s Gate, 22-24 New Street, St Helier,  Jersey JE1 4TR. The Company is a provider  of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and research and development (“R&D”) intensive corporations to discover, protect and commercialize their innovations.

Our Science Product Group consists of our Web of Science and Life Science Product Lines. Both product lines provide curated, high-value, structured information that is delivered and embedded into the workflows of our customers, which include research intensive corporations, life science organizations and universities world- wide. Our Intellectual Property (“IP”) Product Group consists of our Derwent, CompuMark and MarkMonitor Product Lines. These Product lines help manage customer’s end-to-end portfolio of intellectual property from patents to trademarks to corporate website domains.

On July 10, 2016, Camelot UK Bidco Limited, a private limited liability company incorporated under the laws of England and Wales, and a direct wholly owned subsidiary of Camelot UK Holdco Limited, a direct wholly owned subsidiary (“UK Holdco”), collectively referred to as (“Bidco”), entered into a separation agreement to acquire (i) certain assets and liabilities related to the Intellectual Property & Science business (“IP&S”) business from our Former Parent and (ii) all of the equity interests and substantially all of the assets and liabilities of certain entities engaged in the IP&S business together with their subsidiaries (“2016 Transaction”). The 2016 Transaction total consideration was $3,566,599, net of cash acquired. Jersey is owned by affiliates of Onex Corporation and private investment funds managed by Baring Private Equity Asia GP VI, L.P (“Baring”) and certain co-investors and is controlled by Onex Corporation.

Prior Period Expense Reclassifications

In conjunction with the implementation of a new enterprise resource planning system during the quarter ended September 30, 2018, the Company performed an assessment of its Cost of revenues (“COR”) and Selling, general & administrative expenses (“SG&A”). As a result of this assessment, certain errors in classification between COR and SG&A were identified, impacting prior periods. In addition, the Company reclassified certain costs between COR and SG&A. Accordingly, the Company has performed a reclassification of certain prior period amounts to conform to the present period presentation. The Company has concluded that the reclassifications were not material individually or in aggregate to previously issued financial statements.

The following table details the impact of the reclassifications on the Interim Condensed Consolidated Statement of Operations for the three and six months ended June 30, 2018.

Consolidated Statement of Operation

	As Previously		As
	Reported	Adjustment	Reclassified
Three Months Ended June 30, 2018
Cost of revenues, excluding depreciation and amortization	$(117,514)	$15,472	$(102,042)
Selling, general and administrative costs, excluding depreciation and amortization	$(76,922)	$(15,472)	$(92,394)
Six Months Ended June 30, 2018
Cost of revenues, excluding depreciation and amortization	$(240,416)	$33,204	$(207,212)
Selling, general and administrative costs, excluding depreciation and amortization	$(154,517)	$(33,204)	$(187,721)

We have also reclassified prior period Accounts payable to Accrued expenses and other current liabilities in our Interim Condensed Consolidated Balance Sheets to conform to the current period presentation. These items had no impact in our Interim Condensed Consolidated Statement of Operations or Interim Condensed Consolidated Statement of Cash Flows.

Note 1: Background and Nature of Operations

Clarivate Analytics Plc (“Clarivate,” “us,” “we,” “our,” or the “Company”), a public limited company organized under the laws of Jersey, Channel Islands, was incorporated  as a Jersey limited company on January 7, 2019. Pursuant to the definitive agreement entered into to effect a merger between Camelot Holdings (Jersey) Limited (“Jersey”) and Churchill  Capital Corp, a Delaware corporation, (“Churchill”) (the “Transactions”), the Company was formed for the purposes of completing the Transactions and related transitions and carrying on the business of Jersey, and its subsidiaries.

The Company is a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and research and development (“R&D”) intensive corporations to discover, protect and commercialize their innovations. Our Science Product Group consists of our Web of Science and Life Science Product Lines. Both Product Lines provide curated, high-value, structured information that is delivered and embedded into the workflows of our customers, which include research intensive corporations, life science organizations and universities world-wide. Our Intellectual Property (“IP”) Product Group consists of our Derwent, CompuMark and MarkMonitor Product Lines. These Product Lines help manage customer’s end-to-end portfolio of intellectual property from patents to trademarks to corporate website domains.

In January 2019, we entered into an Agreement and Plan of Merger (as amended by Amendment No. 1 to the Agreement and Plan of Merger, dated February 26, 2019, and Amendment No. 2 to the Agreement and Plan of Merger, dated March 29, 2019, collectively, the “Merger Agreement”) by and among Churchill,  Jersey, CCC Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Clarivate (“Delaware Merger Sub”), Camelot Merger Sub (Jersey) Limited,  a private limited company organized under the laws of Jersey, Channel Islands and wholly owned subsidiary of Clarivate (“Jersey Merger Sub”), and the Company, which, among other things, provided for (i) Jersey Merger Sub to be merged with and into Jersey with the Jersey being the surviving company in the merger (the “Jersey Merger”)  and (ii) Delaware Merger Sub to be merged with and into Churchill with Churchill being the surviving corporation in the merger (the “Delaware Merger”), and together with the Jersey Merger, the “Mergers”.

On May 13, 2019, the Transactions were consummated, and Clarivate became the sole managing member of Jersey, operating and controlling all of the business and affairs of Jersey, through Jersey and its subsidiaries. Following the consummation of the Transactions on May 13, 2019, the Company’s ordinary shares and warrants began trading on the New York Stock Exchange. See Note 4—“The Transactions” for more information.

The Transactions were accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting Churchill was treated as the “acquired” company for financial  reporting purposes. This determination was primarily based on post Transactions relative voting rights, composition of the governing board, size of the two entities pre-merger, and intent of the Transactions. Accordingly, for accounting purposes, the Transactions were treated as the equivalent of the Company issuing stock for the net assets of Churchill. The net assets of Churchill,  were stated at historical  cost, with no goodwill or other intangible assets resulting from the Transactions. Reported amounts from operations included herein prior to the Transactions are those of Jersey.

On September 10, 2019 the Company issued a public offering of 34,500,000 ordinary shares (the "Secondary Offering") by affiliated funds of Onex Corporation and Baring Private Equity Asia Limited ("BPEA"), together with certain other shareholders, at $16.00 per share. The Company did not receive any of the proceeds from the sale of its ordinary shares by the selling shareholders.

Jersey was formed on August 4, 2016 as a private limited liability company organized under the laws of the Island of Jersey. Its registered office is located at 4th Floor, St Paul’s Gate, 22-24 New Street, St Helier,  Jersey JE1 4TR.

On July 10, 2016, Camelot UK Bidco Limited, a private limited liability company incorporated under the laws of England and Wales, and a direct wholly owned subsidiary of Camelot UK Holdco Limited, a direct wholly owned subsidiary (“UK Holdco”), collectively referred to as (“Bidco”), entered into a separation agreement to acquire (i) certain assets and liabilities related to the Intellectual Property & Science business (“IP&S”) business from our Former Parent and (ii) all of the equity interests and substantially all of the assets and liabilities of certain entities engaged in the IP&S business together with their subsidiaries (“2016 Transaction”). The 2016 Transaction total consideration was $3,566,599, net of cash acquired. Jersey is owned by affiliates of Onex Corporation and private investment funds managed by Baring Private Equity Asia GP VI, L.P (“Baring”) and certain co-investors.

Note 1: Background and Nature of Operations

Camelot Holdings (Jersey) Limited and its subsidiaries (“Jersey,” “us,” “we,” “our,” or the “Company”) was formed on August 4, 2016 as a private limited liability company organized under the laws of the Island of Jersey. Its registered office is located at 4th Floor, St Paul’s Gate, 22‑24 New Street, St Helier, Jersey JE1 4TR.

On July 10, 2016, Camelot UK Bidco Limited, a private limited liability company incorporated under the laws of England and Wales, and a direct wholly owned subsidiary of Camelot UK Holdco Limited, a direct wholly owned subsidiary (“UK Holdco”), collectively referred to as (“Bidco”), entered into a separation agreement to acquire (i) certain assets and liabilities related to the Intellectual Property & Science business (“IP&S”) business from Thomson Reuters Corporation (“Former Parent”) and (ii) all of the equity interests and substantially all of the assets and liabilities of certain entities engaged in the IP&S business together with their subsidiaries (“2016 Transaction”). The 2016 Transaction total consideration was $3,566,599, net of cash acquired. Jersey is owned by affiliates of Onex Corporation and private investment funds managed by Baring Private Equity Asia GP VI, L.P (“Baring”) and certain co-investors and is controlled by Onex Corporation.

On May 13, 2019, the Company completed a series of transactions to effect the merger between Jersey and Churchill  Capital Corp, a Delaware corporation (“Churchill”) (the “Transactions”). As part of completing the Transaction, Clarivate Analytics Plc, a public limited company organized under the laws of Jersey, Channel Islands, was incorporated  as a Jersey limited company on January 7, 2019. Clarivate Analytics Plc was formed for the purposes of completing the Transactions and related transitions and carrying on the business of Jersey. The Transactions were accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Churchill was treated as the “acquired” company for financial  reporting purposes. This determination was primarily based on post Transactions relative voting rights, composition of the governing board, size of the two entities pre-merger, and intent of the Transactions. Accordingly, for accounting purposes, the Transactions were treated as the equivalent of the Company issuing stock for the net assets of Churchill. The net assets of Churchill were stated at historical cost, with no goodwill or other intangible assets resulting from the Transactions. Accordingly,  the entity formerly known  as Camelot Holdings (Jersey) Limited has reflected these changes in the historical  periods presented herein. Reported amounts from operations included herein prior to the Transactions are those of Jersey.

Due to the reverse capitalization  that occurred, the shares and loss per share available to holders of the Company’s shares prior to the Transactions have been recast for all periods presented to reflect the exchange ratio established in the Transactions (1.0 Jersey share to 132.13667 Clarivate Analytics PLC shares). Refer to the Consolidated Statement of Changes in Equity and Note 17 for additional disclosures.

Prior to the Transactions, the Company operated under its 2016 Equity Incentive Plan, which provided for certain employees of the Company to be eligible to participate in equity ownership in the Company. On May 8, 2019, in anticipation of the Transactions, the Board adopted the 2019 Incentive Award Plan, which was an amendment, restatement and continuation of the 2016 Equity Incentive Plan. Upon closing of the Transactions, awards under the 2016 Equity Incentive Plan were converted using the exchange ratio established during the Transactions and assumed into the 2019 Incentive Award Plan.

The Company is a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and research and development (“R&D”) intensive corporations to discover, protect and commercialize their innovations.

Our Science Group consists of our Web of Science and Life Science Product Lines. Both product lines provide curated, high-value, structured information that is delivered and embedded into the workflows of our customers, which include research intensive corporations, life science organizations and universities world-wide. Our Intellectual Property Group consists of our Derwent, CompuMark and MarkMonitor Product Lines. These Product lines help manage customer’s end-to-end portfolio of intellectual property from patents to trademarks to corporate website domains.

Prior Period Expense Reclassifications

In conjunction with the implementation of a new enterprise resource planning system during the quarter ended September 30, 2018, the Company performed an assessment of its Cost of revenues (COR) and Selling, general & administrative expenses (SG&A). As a result of this assessment, certain errors in classification between COR and SG&A were identified, impacting prior periods. Similarly, the Company reclassified certain costs between COR and SG&A. Accordingly, the Company has performed a reclassification of certain prior period amounts to conform to the present period presentation. The Company has concluded that the reclassifications were not material individually or in aggregate to previously issued financial statements.

The following table details the impact of the reclassifications on the Consolidated Statements of Operations for 2017.

	Year Ended December 31, 2017
	As Previously		As
	Reported	Adjustment	Reclassified*
Consolidated Statements of Operations
Cost of revenues, excluding depreciation and amortization	$(422,213)	$27,949	$(394,264)
Selling, general and administrative costs, excluding depreciation and amortization	$(318,887)	$(27,949)	$(346,836)

*The “As reclassified” balance is prior to newly adopted accounting standards discussed in Note 3 — Summary of Significant Accounting Policies.

We have also reclassified prior period Accounts payable to Accrued expenses and other current liabilities in our Consolidated Balance Sheets to conform to the current period presentation. These items had no impact in our Consolidated Statement of Operations or Consolidated Statement of Cash Flows.